Long-Term Employee Benefits (Amounts Recognized in Balance Sheet) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	$ 138	$ 0
The accumulated benefit obligation for all pension plans		1,030
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets		138
Current liabilities		(2)
Noncurrent liabilities		(102)
Net amount recognized		$ 34

[1]	Pension assets represent pension plans commencing in 2015. See Note 21 for further information.